Investment Property (Tables)	12 Months Ended
Dec. 31, 2017
Investment property [abstract]
Summary of investment property

RMB’000
As at 1 January 2016
Cost	556,884
Accumulated depreciation	(151,312)

Net book amount	405,572

Year ended 31 December 2016
Opening net book amount	405,572
Transferred to property, plant and equipment (Note 15)	(11,587)
Charge for the year	(13,556)

Closing net book amount	380,429

As at 1 January 2017
Cost	540,493
Accumulated depreciation	(160,064)

Net book amount	380,429

Year ended 31 December 2017
Opening net book amount	380,429
Transferred from property, plant and equipment (Note 15)	24,489
Charge for the year	(13,652)

Closing net book amount	391,266

As at 31 December 2017
Cost	594,135
Accumulated depreciation	(202,869)

Net book amount	391,266